8. Preferred Stock (March 2020 Note)	9 Months Ended
Mar. 31, 2020
Equity [Abstract]
Preferred Stock

8.	Preferred Stock

The Company has 100,000 shares authorized of Series F Super Preferred Stock, par value, $0.01, of which 5,000 shares (at a fair value of $170) were issued to the CEO as of December 31, 2019. Each share of Series F Super Preferred Stock entitles the holder to the greater of (i) one hundred thousand votes for each share of Series F Super Preferred Stock, or (ii) the number of votes equal to the number of all outstanding shares of Common Stock, plus one additional vote such that the holders of Series F Super Preferred Stock shall always constitute a majority of the voting rights of the Corporation. In any vote or action of the holders of the Series F Super Preferred Stock voting together as a separate class required by law, each share of issued and outstanding Series F Super Preferred Stock shall entitle the holder thereof to one vote per share. The holders of Series F Super Preferred Stock shall vote together with the shares of Common Stock as one class.